Accounts, other receivables, and publisher advance (Tables)	6 Months Ended
Feb. 28, 2023
Accounts Other Receivables And Publisher Advance
Schedule of accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	February 28, 2023	August 31, 2022
	$	$

Trade accounts receivable	7,445,121	9,750,619
Other receivables	4,429	9,028
Allowance for doubtful accounts	(1,181,740)	(1,355,638)
	6,267,810	8,404,009

Schedule of allowance for doubtful accounts

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2023	2022
	$	$

Balance, August 31,	(1,355,638)	(1,084,305)
Provision, bad debt expense	(205,542)	-
Write-offs	379,440	-
Balance, February 28,	(1,181,740)	(1,084,305)